Stock Warrants (Tables)	12 Months Ended
Dec. 31, 2023
Stock Warrants
Schedule of Fair Value of Warrants

The Company estimates the fair value of warrants using the Black-Scholes-Merton pricing model with the following assumptions at the reporting date:

	December 31, 2023		December 31, 2022
	Liability Classified	Equity Classified	Liability Classified
Expected volatility	97-98%	99%	89%
Expected term (in years)	0.3	1.5	1.0 - 1.5
Risk-free interest rate	5.26-5.60%	5.09%	4.41% - 4.73%
Expected dividend yield	0.00%	0.00%	0.00%

Schedule of Stock Warrant Activity

Details of stock warrant activity for the years ended December 31, 2023 and 2022, are as follows:

	Number of Warrants – Liability Classified	Number of Warrants – Equity Classified	Weighted Average Exercise Price
Outstanding at December 31, 2021	367,015	-	$20.00
Outstanding at December 31, 2022	367,015	-	20.00
Granted	-	117,903	20.00
Outstanding at December 31, 2023	367,015	117,903	$20.00